BASIC AND DILUTED NET (LOSS)/INCOME PER SHARE - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details)	6 Months Ended
Jun. 30, 2021 shares
Preferred shares
BASIC AND DILUTED NET (LOSS)/INCOME PER SHARE
Antidilutive securities excluded from computation of earnings per share amount	502,881,617
Share options and RSUs
BASIC AND DILUTED NET (LOSS)/INCOME PER SHARE
Antidilutive securities excluded from computation of earnings per share amount	94,100,191